Note 5. Acquisition of Mother Parker (Details) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Nov. 03, 2014
Note 5. Acquisition of Mother Parker (Details) [Line Items]
Gain (Loss) on Investments	$ (125,000)	$ 0
Mothers Parker's Soils, LLC [Member]
Note 5. Acquisition of Mother Parker (Details) [Line Items]
Business Acquisition, Gross Purchas Price			125,000
Business Acquisition, Purchase Price Description			The purchase price was to be paid $25,000 upon signing the purchase agreement on September 5, 2014, $25,000 ten days after signing the agreement, $25,000 30 days after the second payment, and five monthly payments of $10,000
Payments to Acquire Businesses, Gross	60,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets	0
Gain (Loss) on Investments	$ (125,000)